Derivative Instruments And Hedging Activities Derivative Instruments And Hedging Activities (Offsetting Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 2,298	$ 5,701
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(1,291)	(3,085)
Derivative, Collateral, Right to Reclaim Cash	(841)	(618)
Derivative Liability, Fair Value, Gross Liability	(2,468)	(5,379)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	(1,291)	(3,085)
Derivative, Collateral, Obligation to Return Cash	(1,092)	(1,215)
Net Asset [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,395	2,492
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative, Fair Value, Amount Offset Against Collateral, Net	1,395	2,492
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(503)	(1,748)
Derivative, Collateral, Right to Reclaim Cash	(841)	(618)
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	51	126
Derivative assets in net liability positions [Member] [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	788	1,337
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative, Fair Value, Amount Offset Against Collateral, Net	788	1,337
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	(788)	(1,337)
Derivative, Collateral, Right to Reclaim Cash	0	0
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	0	0
Derivative assets with no offsetting arrangements [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	115	1,872
Derivative Asset, Fair Value, Amount Offset Against Collateral	0	0
Derivative, Fair Value, Amount Offset Against Collateral, Net	115	1,872
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	0	0
Derivative, Collateral, Right to Reclaim Cash	0	0
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	115	1,872
Assets [Member]
Derivative [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	2,298	5,701
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	166	1,998
Net liability [Member]
Derivative [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	(1,929)	(2,616)
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	(49)	(64)
Derivative Liability, Fair Value, Gross Liability	(1,929)	(2,616)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	(788)	(1,337)
Derivative, Collateral, Obligation to Return Cash	(1,092)	(1,215)
Derivative liabilities in net asset positions [Member] [Member]
Derivative [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	(503)	(1,748)
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	0	0
Derivative Liability, Fair Value, Gross Liability	(503)	(1,748)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	(503)	(1,748)
Derivative, Collateral, Obligation to Return Cash	0	0
Derivative liabilities with no offsetting arrangements [Member]
Derivative [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	(36)	(1,015)
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	(36)	(1,015)
Derivative Liability, Fair Value, Gross Liability	(36)	(1,015)
Derivative Liability, Fair Value, Amount Offset Against Collateral	0	0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	0	0
Derivative, Collateral, Obligation to Return Cash	0	0
Liabilities, Total [Member]
Derivative [Line Items]
Derivative, Fair Value, Amount Offset Against Collateral, Net	(2,468)	(5,379)
Derivative, Fair Value, Gross Amount Not Offset Against Collateral, Net	$ (85)	$ (1,079)